INVESTMENT IN UNCONSOLIDATED AFFILIATES - Summary of changes in the ModCloth investment Level 3 fair value measurement (Detail) - Fair Value, Inputs, Level 3 [Member] - Branded Online Inc dba Nogin [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in and Advances to Affiliates [Line Items]
Opening Balance	$ 6,437	$ 0	$ 0
Contribution		1,500	0
Change in fair value		4,937	0
Closing Balance		6,437	$ 0
Mod Cloth [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	6,437
Change in fair value	(1,940)
Closing Balance	4,497	6,437
IPCO Holdings LLC [Member]
Investments in and Advances to Affiliates [Line Items]
Opening Balance	7,133
Change in fair value	(41)
Closing Balance	$ 7,092	$ 7,133